Document And Entity Information	12 Months Ended
Nov. 30, 2020
Cover [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Document Type	6-K
Current Fiscal Year End Date	--11-30
Amendment Flag	false
Entity Central Index Key	0001474835
Document Period End Date	Nov. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY